Commitments	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6. COMMITMENTS

Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Initial Stockholders may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering and may not exercise its demand rights on more than one occasion.
In addition, pursuant to a registration agreement with Hudson Bay Capital Management LP (“Hudson Bay”) and its permitted transferees, the Company is required to register (i) resale of any securities purchased in the Initial Public Offering by filing a registration statement within 30 days after the closing of the Initial Public Offering and use its best effort to have such registration statement declared effective within 90 days after the closing of the Initial Public Offering; and (ii) resale of any Private Placement Warrants and shares of Class A common stock underlying the Private Placement Warrants by filing a registration statement within 30 days after the completion of a Business Combination and use its best effort to have such registration statement declared effective within 90 days after the completion of a Business Combination. In the event of any delay in filing and/or effectiveness of any aforesaid registration statement under the registration agreement with Hudson Bay and its permitted transferees, the unavailability of such restatement after effectiveness or a public information failure (each, a “Registration Default”), Hudson Bay and its permitted transferees are entitled to payments from the Company equal to 2% of the purchase price on the occurrence of each Registration Default and 2% per month (or a portion thereof pro rata) that such Registration Default continues to exist.
Underwriting Agreement
The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. Additionally, the Company agreed to pay the underwriter $150,000 in expenses to cover seller’s concessions to selling group member in connection with the Initial Public Offering. The independent underwriter will receive no other compensation.
Business Combination Marketing Agreement
The Company engaged Canaccord Genuity LLC (“Canaccord”) as advisors in connection with its Business Combination to assist the Company in arranging meetings with its stockholders to discuss the potential Business
Combination and the target business’ attributes, introduce the Company to potential investors that may be interested in purchasing the Company’s securities, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with the preparation of its press releases and public filings in connection with the Business Combination. The Company will pay Canaccord for such services upon the consummation of a Business Combination a cash fee in an amount equal to 3.76% of the gross proceeds of the Initial Public Offering. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.

NOTE 6 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Initial Stockholders may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering and may not exercise its demand rights on more than one occasion.
In addition, pursuant to a registration agreement with Hudson Bay Capital Management LP (“Hudson Bay”) and its permitted transferees, the Company is required to register (i) resale of any securities purchased in the Initial Public Offering by filing a registration statement within 30 days after the closing of the Initial Public Offering and use its best effort to have such registration statement declared effective within 90 days after the closing of the Initial Public Offering; and (ii) resale of any Private Placement Warrants and shares of Class A common stock underlying the Private Placement Warrants by filing a registration statement within 30 days after the completion of a Business Combination and use its best effort to have such registration statement declared effective within 90 days after the completion of a Business Combination. In the event of any delay in filing and/or effectiveness of any aforesaid registration statement under the registration agreement with Hudson Bay and its permitted transferees, the unavailability of such restatement after effectiveness or a public information failure
(each, a “Registration Default”), Hudson Bay and its permitted transferees are entitled to payments from the Company equal to 2% of the purchase price on the occurrence of each Registration Default and 2% per month (or a portion thereof pro rata) that such Registration Default continues to exist.
Underwriting Agreement
The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. Additionally, the Company agreed to pay the underwriter $150,000 in expenses to cover seller’s concessions to selling group member in connection with the Initial Public Offering. The independent underwriter will receive no other compensation.
Business Combination Marketing Agreement
The Company engaged Canaccord Genuity LLC (“Canaccord”) as advisors in connection with its Business Combination to assist the Company in arranging meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that may be interested in purchasing the Company’s securities, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with the preparation of its press releases and public filings in connection with the Business Combination. The Company will pay Canaccord for such services upon the consummation of a Business Combination a cash fee in an amount equal to 3.76 % of the gross proceeds of the Initial Public Offering if the underwriters’ over-allotment option is exercised in full. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination.